QUARTERLY REPORT October 31, 2002

                                                                          NUVEEN
                                                                      CLOSED-END
                                                                 EXCHANGE-TRADED
                                                                           FUNDS

NUVEEN
QUALITY PREFERRED
INCOME FUND
JTP

PHOTO: CHILD ON CHAIR
PHOTO: COTTAGE AT WATER
                                     HIGH CURRENT INCOME
                                     FROM A PORTFOLIO OF
                                INVESTMENT-GRADE QUALITY
                                    PREFERRED SECURITIES

logo: Nuveen Investments

Nuveen Quality Preferred Income Fund (JTP)
Portfolio of Investments (Unaudited)
October 31, 2002
                                                                          Market
Shares         Description (1)                                             Value

        $25 PAR PREFERRED SECURITIES - 75.5% (49.5% of Total Investments)

         AGENCY - 0.1%
 33,400       Tennessee Valley Authority, Series D, 6.750%          $    891,112

         AUTO - 0.8%
 119,400      Ford Motor Co. Capital Trust I, 9.000%                   2,758,140
 18,700       General Motors Corp. (GMW), 7.250%                         427,108
 63,300       General Motors Corp. (HGM), 7.375%                       1,460,964
 83,700       General Motors Corp. (RGM), 7.250%                       1,905,012
 11,600       General Motors Corp. (XGM), 7.250%                         266,104

         AUTO - FOREIGN - 1.2%
 382,050      Magna International Inc., Series B, 8.875%               9,914,198

         BANKING - 9.8%
 101,300      Associates Bank Corp. Capital Trust I, 7.625%            2,543,643
 68,300       Bank One Capital Trust II, 8.500%                        1,891,227
 50,300       Bank One Capital Trust VI, 7.200%                        1,271,584
 7,200        BankAmerica Capital Trust I, Series W, 7.000%              184,104
 64,000       BankAmerica Capital Trust II, Series V, 7.000%           1,623,040
 145,000      BankAmerica Capital Trust III, 7.000%                    3,754,050
 24,800       BankNorth Capital Trust II, 8.000%                         632,648
 117,399      Chase Capital Trust IV, Series C, 7.340%                 2,942,019
 24,800       Chase Capital Trust VIII, Series H, 8.250%                 667,368
 280,300      Chittenden Bank Capital Trust I, 8.000%                  7,119,620
 28,900       Citicorp Capital Trust III, 7.100%                         739,840
 18,000       Citigroup Capital Trust VI, 6.875%                         456,120
 103,000      Citigroup Capital Trust VII, 7.125%                      2,658,430
 47,600       Citigroup Capital Trust VIII, 6.950%                     1,206,660
 122,500      Comerica Corp. Capital Trust, 7.600%                     3,132,325
 224,795      Compass Bank Trust III, 7.350%                           5,687,314
 22,900       First Union Capital I, 7.500% (CORTS)                      582,118
 6,400        First Union Institutional Capital
              Trust I, 8.200% (CORTS)                                    170,880
 8,500        Fleet Capital Trust III, 7.050%                            207,655
 7,100        Fleet Capital Trust IV, 7.170%                             175,086
 89,000       Fleet Capital Trust VI, 8.800%                           2,401,220
 32,100       FleetCapital Trust VII, 7.200%                             800,253
 57,900       Harris Preferred Capital, Series A, 7.375%               1,452,711
 32,600       JPMorgan Chase, Series 2001, 7.850% (CORTS)                865,530
 77,200       JPMorgan Chase Capital Trust IX, 7.500%                  1,963,968
              KeyCorp:
 29,800       Series 2001-3, 8.250% (CORTS)                              777,780
 15,300       Series 2001-7, 7.750% (CORTS)                              388,926
 59,400       KeyCorp Institutional Capital A,
              Series 2002-1, 7.500% (CORTS)                            1,508,760
 43,700       National Commerce Capital Trust II, 7.700%               1,122,653
 29,200       Regions Financial Trust I, 8.000%                          769,128
 35,700       Suntrust Bank Capital Trust V, 7.050%                      911,064
 19,800       US Bancorp Capital Trust II, 7.200%                        496,386
 174,400      US Bancorp Capital Trust III, 7.750%                     4,529,168
 418,405      US Bancorp Capital Trust IV, 7.350%                     10,585,647


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 37,900       US Bancorp Capital Trust V, 7.250%                         963,039
 9,400        Valley National Bank Capital Trust I, 7.750%               244,870
 12,800       Washington Mutual Inc., 8.250%                             322,304
 18,600       Washington Mutual Inc., Series 2001-22,
              7.650% (CORTS)                                             468,720
 20,000       Wells Fargo Capital Trust IV, 7.000%                       514,200
 7,700        Wells Fargo Capital Trust V, 7.000%                        202,356
 494,600      Zions Capital Trust B, 8.000%                           12,859,600

         BANKING - FOREIGN - 6.1%
 273,200      ABN Amro Capital Funding Trust I, 7.500%                 7,010,312
 208,800      ABN Amro Capital Funding Trust II, 7.125%                5,280,552
 24,200       ANZ Exchangeable Preferred Trust, 8.000%                   623,150
 9,000        ANZ Exchangeable Preferred Trust II, 8.080%                231,480
 8,500        Abbey National Group, 7.250%                               214,200
 67,800       Abbey National Group, Series B, 7.375%                   1,720,764
              BBVA Privanza International Gibraltar:
 6,500        Series B, 9.000%                                           164,775
 14,700       Series C, 8.000%                                           373,380
 10           Series D, 7.764%                                         8,904,338
 104,200      BCH Capital Ltd., Series B, 9.430%                       2,829,030
              BSCH Finance Ltd.:
 206,537      Series F, 8.125%                                         5,252,236
 151,955      Series G, 8.125%                                         3,883,970
 69,091       Series H, 7.790%                                         1,706,548
 265,050      Series Q, 8.625%                                         6,970,815
 46,300       Banco Totta & Acores, Series A, 8.875%                   1,234,358
 21,300       Barclays Bank plc, 8.000%                                  551,670
 36,800       Espirito Santo Overseas Ltd., 8.500%                       939,872
 60,000       NAB Exchangeable Preferred Trust, 8.000%                 1,539,000
 55,300       National Westminster Bank plc, 7.875%                    1,413,468
 22,900       Westpac Capital Trust 1, 8.000%                            593,110

         BROKERAGE - 2.5%
 50,100       Bear Stearns Capital Trust III, 7.800%                   1,276,047
 109,000      Lehman Brothers Holdings Capital Trust I,
              Series 1, 8.000%                                         2,770,780
 118,100      Lehman Brothers Holdings Capital Trust II,
              Series J, 7.875%                                         3,022,179
 61,000       MSDW Capital Trust I, 7.100%                             1,532,320
 186,900      Merrill Lynch Capital Trust I, 7.750%                    4,870,614
 38,500       Merrill Lynch Capital Trust II, 8.000%                   1,027,950
 7,300        Merrill Lynch Capital Trust IV, 7.120%                     183,230
 44,800       Merrill Lynch Capital Trust V, 7.280%                    1,137,472
 77,200       Morgan Stanley Capital Trust II, 7.250%                  1,972,460
 121,000      Salomon Smith Barney Capital Trust I, 7.200%             3,018,950

         ENERGY - 1.8%
 630,000      Ultramar Diamond Shamrock, Capital Trust I, 8.320%      15,183,000

         ENERGY - FOREIGN - 1.7%
 46,100       ENCANA Corp., 9.250%                                     1,240,090
 100,700      Suncor  Energy Inc., 9.125%                              2,678,620
 153,600      Talisman Energy Inc. (TLM A), 9.000%                     3,878,400
 257,100      Talisman Energy Inc. (TLM B), 8.900%                    6,530,340

         ENTERTAINMENT - 0.4%
 119,000      Viacom Inc., 7.250%                                      3,094,000

         FINANCIAL - 7.5%


                                       2

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 760,000      AT&T Capital Corp. (CIC), 8.125%                        19,060,800
 485,300      AT&T Capital Corp. (CIP), 8.250%                        12,229,560
 30,176       CIT Group Capital Trust I, 7.750% (CORTS)                  752,891
 30,000       Financial Security Assurance Holdings Ltd., 7.375%         754,800
 193,010      General Motors Acceptance Corp. (GJM), 7.350%            4,524,154
 28,500       General Motors Acceptance Corp. (GMA), 7.300%              658,350
 127,000      Household Capital Trust V, Series X, 10.000%             3,219,450
 64,800       Household Capital Trust VI, Series F, 8.250%             1,447,632
 15,200       Household Capital Trust VII, Series V, 7.500%              325,280
              Household International Inc.:
 138,800      Series 92-A, 8.250% (a)                                  3,261,800
 22,400       Series 01-A, 7.500% (a)                                    448,000
 745,586      Series G, 7.600% (a)                                    15,247,234
 18,000       MBIA Inc., 8.000%                                          503,640

         FINANCIAL - FOREIGN - 1.5%
 55,900       ING Capital Funding Trust I, 7.700%                      1,449,487
 26,400       ING Capital Funding Trust II, 9.200%                       722,832
 387,000      ING Group NV, 7.050%                                     9,713,700
 26,200       Swedish Export Credit Corp., 7.375%                        671,244
 12,500       Swedish Export Credit Corp., Series A, 7.200%              315,375

         FOOD - 0.1%
 24,900       ConAgra Capital LC, Series B, 5.000%                       575,190

         FOOD - FOREIGN - 1.8%
 17,300       Cadbury Schweppes, 8.625%                                  442,880
 535,800      Grand Met De Ltd. Partnership plc, 9.420%               14,761,290

         GAS - 3.2%
 32,100       AGL Capital Trust II, 8.000%                               832,353
 565,000      Coastal Finance Trust I, 8.375%                          9,746,250
 93,400       Dominion CNG Capital Trust I, 7.800%                     2,366,756
 53,700       Equitable Resources Capital Trust I, 7.350%              1,342,500
 142,400      MCN Financing Trust II, 8.625%                           3,661,104
 22,900       South Jersey Gas Capital Trust, 8.350%                     573,416
 335,300      Southern Union Financing Trust, 9.480%                   8,395,912

         GAS - FOREIGN - 0.4%
 31,400       TransCanada Capital, 8.750%                                803,055
 108,500      TransCanada Pipeline Ltd., 8.250%                        2,766,750

         INDUSTRIAL - 0.5%
 162,700      Textron Capital Trust 1, 7.920%                          4,075,635

         INSURANCE - LIFE - 3.1%
 20,700       American General Capital Trust I, 7.875%                   555,795
 15,700       American General Capital Trust III, 8.050%                 426,412
 136,600      Great-West Life and Annuity Insurance, 7.250%            3,435,490
 23,100       Lincoln National Capital Trust III, Series C, 7.400%       575,652
 77,100       Lincoln National Capital Trust V, Series E, 7.650%       1,946,004
 100,400      Phoenix Companies Inc., 7.450%                           2,459,800
 70,900       Protective Life Capital Trust III, 7.500%                1,820,003
 410,000      Protective Life Capital Trust IV, 7.250%                10,250,000
 58,600       Torchmark Capital Trust I, 7.750%                        1,491,370
 14,300       Transamerica Finance Corp., 7.100%                         353,925
 49,400       UNUM Prov Financial Trust I, 8.500% (CORTS)              1,111,500


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 66,300       UNUM Prov Financial Trust II, 8.200% (CORTS)             1,461,915

         INSURANCE - MULTILINE - 1.1%
 34,600       Farmers Group Capital III, 8.250%                          868,460
 126,800      Hartford Life Capital Trust I, Series A, 7.700%          3,144,640
 42,700       Hartford Life Capital Trust II, Series B, 7.625%         1,067,500
 110,000      Hartford Life Capital Trust III, Series C, 7.450%        2,741,200
 26,700       SAFECO, Series 2001-4, 8.750% (CORTS)                      687,525
 24,600       SAFECO Capital Trust I, 8.700% (CORTS)                     628,284

         INSURANCE - P&C - 1.1%
 18,000       AON, 8.205% (CORTS)                                        405,360
 293,600      Travelers/Aetna P&C Capital I, 8.080%                    7,360,552
 64,600       Travelers/Aetna P&C Capital II, 8.000%                   1,626,305

         INSURANCE - P&C - FOREIGN - 2.4%
 27,300       Ace Ltd. Capital Trust I, 8.875%                           704,886
 143,706      Capital RE LLC, Series A, 7.650%                         3,530,856
 62,600       PartnerRe Ltd., Series A, 8.000%                         1,555,610
 99,000       PartnerRe Ltd. Capital Trust I, 7.900%                   2,529,450
 63,505       Renaissancere Holdings Ltd., Series A, 8.100%            1,619,378
 32,200       Royal & Sun Alliance Insurance,
              Series 2001-12, 7.700% (CORTS)                             606,970
 385,354      XL Capital Ltd., Series A, 8.000%                        9,880,477

         METALS - FOREIGN - 0.9%
 287,800      Placer Dome Inc., Series A, 8.625%                       7,137,440

         PAPER - 0.1%
 37,800       International Paper Capital Trust III, 7.875%              949,158

         PHARMACEUTICALS - FOREIGN - 0.2%
 54,300       Rhone-Poulenc Overseas, Series A, 8.125%                 1,393,338

        REAL ESTATE INVESTMENT TRUSTS - 17.1%
 29,000       AMB Property Corp., Series A, 8.500%                       735,150
 8,600        Archstone-Smith Trust, Series D, 8.750%                    224,847
 9,100        Avalonbay Communities Inc., Series H, 8.700%               244,062
              BRE Properties Inc.:
 12,900       Series A, 8.500%                                           331,208
 608,700      Series B, 8.080%                                        15,284,457
              Duke Realty Investments Corp.:
 109,179      Series B, 7.990%                                         5,390,713
 9,300        Series I, 8.450%                                           244,590
              Equity Office Properties Trust:
 22,900       Series C, 8.625%                                           582,805
 19,100       Series E, 7.875%                                           469,860
 2,400        Series F, 8.000%                                            60,240
 1,097,400    Series G, 7.750%                                        27,435,000
              Equity Residential Properties:
 30,400       Series B, 9.125%                                           803,472
 22,100       Series D, 8.600%                                           585,208
              First Industrial Realty Trust Inc.:
 10,600       Series C, 8.625%                                           271,890
 62,200       Series D, 7.950%                                         1,426,868
 60,500       Series E, 7.900%                                         1,424,775
 19,000       Firstar Realty LLC, Series 144A, 8.875%                 21,230,676
              HRPT Properties Trust:



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 218,300      Series A, 9.875%                                         5,632,140
 1,096,700    Series B, 8.750%                                        26,693,678
              Kimco Realty:
 8,100        Series A, 7.750%                                           201,609
 21,000       Series C, 8.375%                                           527,310
 46,400       New Plan Excel Realty Trust Inc., Series B, 8.625%       1,171,600
              Prologis Trust:
 89,600       Series D, 7.920%                                         2,256,128
 18,300       Series E, 8.750%                                           468,480
              Public Storage Inc.:
 4,300        Series B, 9.200%                                           111,843
 9,000        Series D, 9.500%                                           240,750
 16,200       Series E, 10.000%                                          451,980
 22,800       Series F, 9.750%                                           624,264
 6,400        Series K, 8.250%                                           164,224
 20,400       Series L, 8.250%                                           522,036
 24,000       Series Q, 8.600%                                           630,000
 99,000       Series R, 8.000%                                         2,519,550
 200,000      Series S, 7.875%                                         5,080,000
 326,500      Series V, 7.500%                                         8,149,440
              Simon Property Group Inc.:
 20,500       Series F, 8.750%                                           543,250
 176,200      Series G, 7.890%                                         8,898,100
              Vornado Realty Trust:
 26,100       Series B, 8.500%                                           657,981
 47,700       Series C, 8.500%                                         1,207,764

         RETAIL - 1.3%
 6,000        Sears Roebuck Acceptance Corp. (SRF), 7.000%               140,400
 29,800       Sears Roebuck Acceptance Corp. (SRH), 6.950%               683,016
 413,000      Sears Roebuck Acceptance Corp. (SRJ), 7.000%             9,664,200

         TELECOM - 2.4%
 3,000        Centaur Funding Corp., Series B, 9.080%                  2,613,750
 10,000       SBC Communications Inc., 7.000%                            260,200
 183,796      Telephone & Data Systems Capital I, 8.500%               4,554,465
 147,200      Telephone & Data Systems Capital II, 8.040%              3,556,352
 370,546      Telephone & Data Systems Inc., Series A, 7.600%          8,818,995

         UTILITIES - 5.7%
 10,000       Alabama Power Company, Series B, 7.000%                    248,300
 6,100        Appalachian Power Co., 7.200%                              149,999
 14,800       Appalachian Power Co., Series B, 7.300%                    368,520
 41,500       Atlantic Capital I, Series B, 8.250%                     1,045,800
 13,300       Atlantic Capital II, Series C, 7.375%                      333,032
 92,600       CPL Capital I, Series A, 8.000%                          2,325,186
 106,800      Comed Financing I, 8.480%                                2,691,360
 1,900        Consolidated Edison Company of New York Inc.,
              Series A, 7.750%                                            48,488
 17,500       Conectiv Inc., 8.125%                                      439,950
 77,740       DTE Energy Trust I, 7.800%                               1,957,493
 55,600       Dominion Resources Capital Trust II, 8.200%              1,471,732
 43,500       Duke Capital Financing Trust II, 7.375%                  1,063,575
 3,100        Duke Capital Financing Trust III, 8.375%                    79,205
 20,800       Duke Energy Capital Trust I, 7.200%                        518,752
 8,000        Duke Energy Capital Trust II, 7.200%                       200,000
 94,800       Energy East Capital Trust I, 8.250%                      2,390,856
 93,005       Entergy LA Inc., 7.600%                                  2,379,998


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 10,800       Enterprise Group Capital Trust I, Series A, 7.440%         243,000
 12,900       Enterprise Group Capital Trust III, Series C, 7.250%       283,155
 12,900       Georgia Power Capital Trust II, 7.600%                     325,338
 11,400       Gulf Power Capital Trust I, 7.625%                         288,021
 11,800       IES Utilities, 7.875%                                      296,062
 168,600      Montana Power Capital I, 8.450%                          3,675,480
 147,500      Northern States Power Financing I, 7.875%                3,275,975
 59,700       Northwestern Corp. Capital Financing I, 7.200%             886,545
 156,500      Northwestern Corp. Capital Financing II, 8.250%          2,550,950
 296,800      Northwestern Corp. Capital Financing III, 8.100%         4,808,160
 16,200       Northwestern Public Service Capital Financing I, 8.125%    271,998
 64,700       OGE Energy Capital Trust, 8.375%                         1,659,555
 7,700        Ohio Power Company, 7.375%                                 192,500
 1,300        PSE&G Capital Trust II, 8.125%                              31,850
 60,800       Public Service Oklahoma Capital I, Series A, 8.000%      1,521,824
 5,200        South Carolina Electric and Gas Trust I,
              Series A, 7.550%                                           130,780
 53,100       Southwestern Electric Power Co. Capital Trust I,
              Series A, 7.875%                                         1,312,632
 129,200      Southwestern Public Service Capital I,
              Series A, 7.850%                                         2,894,080
 25,300       Tampa Electric Company Capital Trust I, 8.500%             626,681
 3,900        Virginia Electric and Power Co., Series A, 7.150%           97,695
 187,000      Virginia Power Capital Trust II, 7.375%                  4,723,620
 1,000        WPS Resources Capital Trust I, 7.000%                       25,009

         UTILITIES - FOREIGN - 0.7%
 66,200       EDF London Capital LP, Series A, 8.625%                  1,618,589
 181,100      Yorkshire Capital Trust I, 8.080%                        4,273,959
        Total $25 Par Preferred Securities (cost $642,223,718)       631,759,737

        CONVERTIBLE PREFERRED SECURITIES - 14.4% (9.5% of Total Investments)

         COMPUTER - 0.4%
 198,100      Electro Data Systems, 7.625%                             3,625,230

         GAS - 2.8%
 280,000      El Paso Corp., 9.000%                                    7,971,600
 299,400      Keyspan Corp., 8.750%                                   15,700,536

         INSURANCE - P&C - FOREIGN - 0.4%
 57,000       PartnerRe Ltd., 8.000%                                   3,115,050

         TELECOM - 2.3%
 293,200      ALLTEL Corp., 7.750%                                    14,630,680
 250,200      Citizens Communications Co., 6.750%                      4,641,210

         UTILITIES - 8.5%
 420,600      Ameren Corp., 9.750%                                    11,103,840
 283,000      American Electric Power Inc., 9.250%                    10,482,320
 58,000       Cinergy Corp., 9.500%                                    3,062,980
 260,200      Dominion Resources Inc., 8.750%                         11,761,040
 177,000      FPL Group Inc., 8.500%                                   9,763,320
 165,100      Public Service Enterprise Group, 10.250%                 7,695,311
 234,000      TXU Corp., 8.750%                                        5,791,500
 583,700      Teco Energy Inc., 9.500%                                11,294,595
        Total Convertible Preferred Securities (cost $139,529,886)   120,639,212



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 Principal                                                                Market
 Amount (000)   Description (1)                                            Value

        CAPITAL PREFERRED SECURITIES - 59.7% (39.2% of Total Investments)

         BANKING - 22.0%
 $25,000      ABN Amro North American Holdings, 6.523%, 11/08/12      24,909,825
 7,800        BT Preferred Capital Trust II,
              Series II, 7.875%, 2/25/27                               7,883,218
 1,000        BankAmerica Institutional Capital A,
              Series A, 8.070%, 12/31/26                               1,042,957
 2,000        BankAmerica Institutional Capital B,
              Series B, 7.700%, 12/31/26                               2,061,042
 5,700        BankBoston Capital Trust II, Series B,
              7.750%, 12/15/26                                         5,521,442
 6,000        Barnett Capital I, 8.060%, 12/01/26                      6,251,304
 5,000        Chase Capital I, Series A, 7.670%, 12/01/26              5,013,220
 18,000       Corestates Capital, 8.000%, 12/15/26                    18,839,412
 500          First Empire Capital Trust II, 8.277%, 6/01/27             549,575
 11,463       First Union Institutional Capital I, 8.040%, 12/01/26   12,180,297
 20,000       JPM Capital Trust II, 7.950, 2/01/27                    20,597,400
 11,650       NB Capital Trust II, 7.830%, 12/15/26                   12,187,904
 1,000        North Fork Capital Trust I, 8.700%, 12/15/26             1,076,966
 19,000       PNC Institutional Capital Trust A, Series A, 7.950%,
              12/15/26                                                18,946,990
 17,500       Reliance Capital Trust I, Series B, 8.170%, 5/01/28     17,124,240
 1,400        Republic New York Capital, 7.530%, 12/04/26              1,385,301
 23,000       Summit Capital Trust I, 8.400%, 3/15/27                 23,174,869
 4,000        Wachovia Capital Trust I, 7.640%, 1/15/27                4,095,312
 1,050        Wells Fargo Capital, 7.950%, 12/01/26                    1,093,203
 1,000        Zions Institutional Capital Trust A, Series A,
              8.536%, 12/15/26                                         1,011,221

         BANKING - FOREIGN - 11.4%
 25,000       Abbey National Capital Trust I, 8.963%, 12/29/49        29,889,700
 33,742       Dresdner Funding Trust I, 8.151%, 6/30/31               31,579,543
 25,000       HSBC Capital Funding LP, Series 2, 10.176%, 6/30/30     33,582,500

         ENERGY - 2.8%
 21,900       Phillips 66 Capital Trust II, 8.000%, 1/15/37           23,167,966

         FINANCIAL - 0.9%
 9,500        CIT Capital Trust I, 7.700%, 2/15/27                     7,535,049

         GAS - 1.0%
 5,000        KN Capital Trust I, Series B, 8.560%, 4/15/27            4,843,325
 4,360        KN Capital Trust III, 7.630%, 4/15/28                    3,894,967

         INSURANCE - LIFE - 0.6%
 2,455        American General Institutional Capital B,
              8.125%, 3/15/46                                          2,877,216
 2,000        MIC Financing Trust I, 8.375%, 2/01/27                   1,881,756

         INSURANCE - LIFE - FOREIGN - 1.7%
 14,660       Sun Life Canada US Capital Trust, 8.526%, 5/06/07       14,245,987

         INSURANCE - MULTILINE - 5.9%
 20,983       AFC Capital Trust I, 8.207%, 2/03/27                     8,620,866
 10,000       SAFECO Capital Trust I, Series B, 8.072%, 7/15/37        9,288,190
 35,095       Zurich Capital Trust, 8.376%, 6/01/37                   31,186,119

         INSURANCE - P&C - FOREIGN - 6.0%
 27,550       Ace Capital Trust II, 9.700%, 4/01/30                   31,378,624
 22,000       Royal & Sun Alliance Insurance, 8.950%, 10/15/29        19,086,188

         SAVINGS AND LOAN - 0.6%

 5,000        Washington Mutual Capital I, 8.375%, 6/01/27             5,213,565

         SAVINGS AND LOAN - THRIFT - 0.8%
 6,000        Dime Capital Trust I, Series A, 9.330%, 5/06/27          6,687,336

         U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 4.5%
 10,000       Fannie Mae Subordinated Debt, 4.750%, 1/02/07           10,559,320
 25,000       Freddie Mac Subordinated Debt, 6.250%, 3/05/12          27,283,600

         UTILITIES - 1.5%
 12,000       Dominion Resources Capital Trust III, 8.400%, 1/15/31   11,590,680
 1,000        PECO Energy Capital Trust III, 7.380%, 4/06/28             945,870
         Total Capital Preferred Securities (cost $534,381,860)      500,284,065

         CORPORATE BONDS - 1.8% (1.2% of Total Investments)

         AUTO - 0.8%
  7,500       Ford Motor Company, 8.900%, 1/15/32                      6,487,365

         FINANCIAL - 1.0%
 10,000       General Motors Acceptance Corp., 8.000%, 11/01/31        8,951,970
         Total Corporate Bonds (cost $15,417,240)                     15,439,335

 Principal
 Amount (000)                                                              Value

         SHORT-TERM INVESTMENTS - 0.9% (0.6% of Total Investments)

 $7,462       State Street Bank Repurchase Agreement, 1.740%,          7,462,000
              dated 10/31/02, due 11/01/02, repurchase price
              $7,462,361, collateralized by U.S.Treasury Bonds
         Total Short-Term Investments (cost $7,462,000)                7,462,000
         Total Investments (cost $1,339,014,704) - 152.3%          1,275,584,349
         Other Assets Less Liabilities - 0.2%                          1,746,571
         FundPreferred Shares, at Liquidation Value - (52.5)%      (440,000,000)
         Net Assets Applicable to Common Shares - 100%              $837,330,920

 (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
 (a) Security is eligible for the Dividends Received Deduction. (CORTS)Corporate-Backed Trust Securities.

        See accompanying notes to financial statements.


Statement of
        ASSETS AND LIABILITIES October 31, 2002 (Unaudited)


------------------------------------------------------------------------------------------------------------------------------------
ASSETS
 Investments, at market value (cost $1,339,014,704)                                                                  $1,275,584,349
 Cash                                                                                                                           575
 Receivables:
   Dividend                                                                                                               2,370,431
   Interest                                                                                                              12,127,082
   Investments sold                                                                                                           2,249
   Other assets                                                                                                              23,005
------------------------------------------------------------------------------------------------------------------------------------
      Total assets                                                                                                    1,290,107,691
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
 Payable for investments purchased                                                                                        1,083,907
 Interest rate swaps, at value                                                                                            9,490,722
 Accrued expenses:
   Management fees                                                                                                          604,755
   Organization and offering costs                                                                                        1,279,274
   Other                                                                                                                    240,598
FundPreferred share dividends payable                                                                                        77,515
------------------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                                                                                  12,776,771
------------------------------------------------------------------------------------------------------------------------------------
FundPreferred shares, at liquidation value                                                                              440,000,000
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                                                                                 $837,330,920
====================================================================================================================================

Common shares outstanding                                                                                                64,246,491
====================================================================================================================================

Net asset value per Common share outstanding (net assets applicable to
   Common shares, divided by Common shares outstanding)                                                                $      13.03
====================================================================================================================================

NET ASSETS APPLICABLE TO COMMON SHARES CONSIST OF:
------------------------------------------------------------------------------------------------------------------------------------
Common shares, $.01 par value per share                                                                                $    642,465
Paid-in surplus                                                                                                         909,137,802
Undistributed net investment income                                                                                       1,878,210
Accumulated net realized gain (loss) from investments                                                                    (1,460,380)
Net unrealized appreciation (depreciation) of investments and interest
   rate swap transactions                                                                                               (72,867,177)
------------------------------------------------------------------------------------------------------------------------------------

Net assets applicable to Common shares                                                                                 $837,330,920
====================================================================================================================================

 Authorized shares:
   Common                                                                                                                 Unlimited
   FundPreferred shares                                                                                                   Unlimited
====================================================================================================================================

                                 See accompanying notes to financial statements.


Statement of
          OPERATIONS Three Months Ended October 31, 2002 (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends                                                                                                              $ 13,242,181
Interest                                                                                                                  9,322,645
------------------------------------------------------------------------------------------------------------------------------------

Total investment income                                                                                                  22,564,826
------------------------------------------------------------------------------------------------------------------------------------

EXPENSES
 Management fees                                                                                                          2,699,141
 Net interest expense on interest rate swap transactions                                                                  1,154,095
 FundPreferred shares - auction fees                                                                                        213,973
 FundPreferred shares - dividend disbursing agent fees                                                                        5,349
 Shareholders' servicing agent fees and expenses                                                                              4,297
 Custodian's fees and expenses                                                                                               65,772
 Trustees' fees and expenses                                                                                                 14,663
 Professional fees                                                                                                           12,673
 Shareholders' reports - printing and mailing expenses                                                                       32,147
 Other expenses                                                                                                               5,136
------------------------------------------------------------------------------------------------------------------------------------

 Total expenses before custodian fee credit and expense reimbursement                                                     4,207,246
   Custodian fee credit                                                                                                      (8,845)
   Expense reimbursement                                                                                                   (981,142)
------------------------------------------------------------------------------------------------------------------------------------

Net expenses                                                                                                              3,217,259
------------------------------------------------------------------------------------------------------------------------------------

Net investment income                                                                                                    19,347,567
------------------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
 Net realized gain (loss) from investments                                                                               (1,566,528)
 Change in net unrealized appreciation (depreciation) of investments                                                    (48,120,759)
 Change in net unrealized appreciation (depreciation) of interest rate
  swap transactions                                                                                                      (9,436,822)
------------------------------------------------------------------------------------------------------------------------------------

Net gain (loss) from investments                                                                                        (59,124,109)
------------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO FUNDPREFERRED SHAREHOLDERS
From net investment income                                                                                               (1,586,293)
------------------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in net assets applicable to Common shares from operations                                      $(41,362,835)
====================================================================================================================================


                                 See accompanying notes to financial statements.


Statement of
          CHANGES IN NET ASSETS (Unaudited)

                                                                                                                     For the Period
                                                                                                                      June 25, 2002
                                                                                                 Three Months         (commencement
                                                                                                     Ended            of operations)
                                                                                                   10/31/02         through 7/31/02
------------------------------------------------------------------------------------------------------------------------------------

OPERATIONS
Net investment income                                                                             $ 19,347,567         $  3,965,994
Net realized gain (loss) from investments                                                           (1,566,528)             106,148
Change in net unrealized appreciation (depreciation) of investments                                (48,120,759)         (15,343,685)
Change in net unrealized appreciation (depreciation) of interest rate
 swap transactions                                                                                  (9,436,822)                  --
Distributions to FundPreferred Shareholders from net investment income                              (1,586,293)                  --
------------------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in net assets applicable to Common shares from operations                  (41,362,835)         (11,271,543)
------------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income                                                                         (19,849,058)                  --
------------------------------------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
Common shares:
 Net proceeds from sale of shares                                                                           --          891,176,926
 Net proceeds from shares issued to shareholders due to reinvestment
  of distributions                                                                                  27,775,155                   --
FundPreferred shares offering costs                                                                 (9,238,000)                  --
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable to Common shares from
 capital share transactions                                                                         18,537,155          891,176,926
------------------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in net assets applicable to Common shares                                  (42,674,738)         879,905,383
Net assets applicable to Common shares at the beginning of period                                  880,005,658              100,275
------------------------------------------------------------------------------------------------------------------------------------

Net assets applicable to Common shares at the end of period                                       $837,330,920         $880,005,658
====================================================================================================================================

Undistributed net investment income at the end of period                                          $  1,878,210         $  3,965,994
====================================================================================================================================


                                 See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)






1. GENERAL INFORMATION AND SIGNIFICANT ACCOUNTING POLICIES
The Fund covered in this report and its corresponding Common share New York Stock Exchange symbol is Nuveen Quality Preferred Income Fund (JTP) (the "Fund").

Prior to the commencement of operations, the Fund had no operations other than those related to organizational matters, the initial capital contribution of $100,275 by Nuveen Institutional Advisory Corp. (the "Adviser"), a wholly owned subsidiary of The John Nuveen Company, and the recording of the organization expenses ($15,000) and their reimbursement by Nuveen Investments, also a wholly owned subsidiary of The John Nuveen Company.

The Fund seeks to provide high current income consistent with capital preservation by investing primarily in a portfolio of preferred securities, debt securities including convertible debt securities and convertible preferred securities. The Fund is registered under the Investment Company Act of 1940 as a non-diversified, closed-end management investment company.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements in accordance with accounting principles generally accepted in the United States.

Securities Valuation
Common stocks and other equity-type securities are valued at the last sales price on the securities exchange or Nasdaq on which such securities are primarily traded. Securities traded on a securities exchange or Nasdaq for which there are no transactions on a given day or securities not listed on a securities exchange or Nasdaq are valued at the mean of the closing bid and asked prices. The prices of fixed-income securities are provided by a pricing service and based on the mean between the bid and asked prices. When price quotes are not readily available, the pricing service establishes fair market value based on prices of comparable securities. If it is determined that market prices for a security are unavailable or inappropriate, the Board of Trustees of the Funds or its designee may establish a fair value for the security. Short-term securities are valued at amortized cost, which approximates market value.

Securities Transactions
Securities transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may have extended settlement periods. Any securities so purchased are subject to market fluctuation during this period. The Fund has instructed the custodian to segregate assets in a separate account with a current value at least equal to the amount of the when-issued and/or delayed delivery purchase commitments. At October 31, 2002, the Fund had no such outstanding purchase commitments.

Investment Income
Dividend income is recorded on the ex-dividend date. Interest income, which includes the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis.

Income Taxes
The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income to its shareholders. Therefore, no federal income tax provision is required.

Dividends and Distributions to Common Shareholders
Dividends from net investment income are declared and paid monthly. Net realized capital gains from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to Common Shareholders of net investment income and net realized capital gains, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. Accordingly, temporary over-distributions as a result of these differences may occur and will be classified as either distributions in excess of net investment income and/or or distributions in excess of net realized gains from investment transactions, where applicable.

FundPreferred Shares
The Fund has issued and outstanding $25,000 stated value FundPreferred shares. The FundPreferred shares are issued in more than one Series. The dividend rate on each Series may change every seven days, as set pursuant to a dutch auction process by the auction agent, and is payable at or near the end of each rate period. The number of shares outstanding, by Series and in total, for the Fund is as follows:

--------------------------------------------------------------------------------
Number of shares:
        Series M                                                           3,520
        Series T                                                           3,520
        Series W                                                           3,520
        Series TH                                                          3,520
        Series F                                                           3,520
--------------------------------------------------------------------------------
Total                                                                     17,600
================================================================================

Effective August 22, 2002, the Fund issued 3,520 Series M, 3,520 Series T, 3,520 Series W, 3,520 Series TH and 3,520 Series F, $25,000 stated value FundPreferred shares.

Interest Rate Swap Transactions
The Fund is authorized to enter into hedging transactions, including interest rate swap transactions. The Fund uses interest rate swaps with the intent to reduce or eliminate the risk that an increase in short-term interest rates could have on Common share net earnings as a result of leverage. Interest rate swaps involve the Fund's agreement with the swap counterparty to pay a fixed rate payment in exchange for the counterparty paying the Fund a variable rate payment that is intended to approximate the Fund's variable rate payment obligation on FundPreferred shares or any variable rate borrowing. The payment obligation is based on the notional amount of the swap. Interest rate swaps do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of credit loss with respect to interest rate swaps is limited to the net amount of interest payments that the Fund is to receive. The Fund has instructed the custodian to segregate assets in a separate account with a current value at least equal to the amount of the Fund's net payment obligations under any interest rate swap transactions. Interest rate swap positions are marked to market daily. Although there are economic advantages of entering into interest rate swap transactions, there are also additional risks. The Fund helps manage the credit risks associated with interest rate swap transactions by entering into agreements only with firms the Adviser believes has the financial resources to honor its obligations, by having the Adviser continually monitor the financial stability of that swap counterparty.

At October 31, 2002, the Fund had open interest rate swap agreements with Citibank NA as follows:

     NOTIONAL              FLOATING  TERMINATION                      UNREALIZED
       AMOUNT  FIXED RATE      RATE*        DATE     APPRECIATION (DEPRECIATION)
--------------------------------------------------------------------------------
 $110,000,000       3.130%   1.8200%     8/29/05                    $(2,075,141)
  110,000,000       3.860    1.8200      8/29/07                     (3,291,391)
  110,000,000       4.350    1.8200      8/29/09                     (4,070,290)
--------------------------------------------------------------------------------
                                                                    $(9,436,822)
================================================================================

*Based on LIBOR (London Interbank Offered Rate)

Repurchase Agreements
In connection with transactions in repurchase agreements, it is the Fund's policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

Derivative Financial Instruments
The Fund may invest in certain derivative financial instruments for the purpose of hedging the portfolio. The specific derivative instruments will be limited to U.S. Treasury security or U.S. Government Agency security futures contracts and options on U.S. Treasury security or U.S. Government Agency security futures contracts. Although the Fund is authorized to invest in such financial instruments, and may do so in the future, it did not make any such investments during the three months ended October 31, 2002.

Offering Costs
Nuveen Investments has agreed to pay all offering costs (other than the sales load) that exceed $.03 per Common Share. The Fund's share of offering costs ($1,284,744) were recorded as a reduction of the proceeds from the sale of Common shares.

Costs incurred by the Fund in connection with its offering of FundPreferred shares ($9,238,000) were recorded as a reduction to paid-in surplus.

Custodian Fee Credit
The Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on the Funds's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments.

Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets applicable to Common shares from operations during the reporting period. Actual results may differ from those estimates.

2. FUND SHARES
During the three months ended October 31, 2002, 1,939,491 shares were issued to shareholders due to reinvestment of distributions.

During the period June 25, 2002 (commencement of operations) through July 31, 2002, 62,300,000 Common shares were sold.

Effective August 22, 2002, the Fund issued 17,600, $25,000 stated value FundPreferred shares.

3. SECURITIES TRANSACTIONS
Purchases and sales (including maturities) of investment securities, U.S. Government and agency obligations and short-term investments for the three months ended October 31, 2002, were as follows:

--------------------------------------------------------------------------------
Purchases:
   Investment securities                                          $  640,031,765
   U.S. Government and agency obligations                                     --
   Short-term investments                                          4,234,358,000
Sales and maturities:
   Investment securities                                              47,263,248
   U.S. Government and agency obligations                            111,381,073
   Short-term investments                                          4,287,994,000
================================================================================

4. INCOME TAX INFORMATION
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to recognition of premium amortization and timing differences in recognizing certain gains and losses on security transactions.

At October 31, 2002, the cost of investments was $1,339,103,161.

Gross unrealized appreciation and gross unrealized depreciation on investments at October 31, 2002, were as follows:

--------------------------------------------------------------------------------

Gross unrealized:
   Appreciation                                                    $ 12,656,327
   Depreciation                                                     (76,175,139)
--------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) on investments,
   including interest rate swap                                    $(63,518,812)
================================================================================

Notes to
        FINANCIAL STATEMENTS (Unaudited) (continued)



The tax components of undistributed ordinary income and net realized gains at July 31, 2002, the Fund's last fiscal year end, were as follows:


--------------------------------------------------------------------------------
Undistributed ordinary income *                                      $4,126,165
Undistributed net long-term capital gains                                    --
================================================================================

*Ordinary income consists of taxable income derived from dividends, interest and net short-term capital gains, if any.

The Fund made no distributions from ordinary income or long-term capital gains during the period June 25, 2002 (commencement of operations) through July 31, 2002, the Fund's last fiscal year end.

5. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Under the Fund's investment management agreement with the Adviser, the Fund pays an annual management fee, payable monthly, at the rates set forth below, which are based upon the average daily managed assets of the Fund. "Managed Assets" means the average daily net assets of the Fund including assets attributable to FundPreferred shares and the principal amount of borrowings.

AVERAGE DAILY MANAGED ASSETS                                     MANAGEMENT FEE
--------------------------------------------------------------------------------
For the first $500 million                                               .9000%
For the next $500 million                                                .8750
For the next $500 million                                                .8500
For the next $500 million                                                .8250
For Managed Assets over $2 billion                                       .8000
================================================================================

For the first eight years of the Fund's operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily Managed Assets, for fees and expenses in the amounts, and for the time periods set forth below:

YEAR ENDING                             YEAR ENDING
JUNE 30,                                JUNE 30,
------------------------------------------------------------
2002*           .32%                    2007            .32%
2003            .32                     2008            .24
2004            .32                     2009            .16
2005            .32                     2010            .08
2006            .32
------------------------------------------------------------
* From the commencement of operations.

The Adviser has not agreed to reimburse the Fund for any portion of its fees and expenses beyond June 30, 2010.

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Adviser has entered into a Sub-Advisory Agreement with Spectrum Asset Management, Inc. ("Spectrum"), under which Spectrum manages the investment portfolio of the Fund. Spectrum is compensated for its services to the Fund from the management fee paid to the Adviser.

The Fund pays no compensation directly to those of its Trustees who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the Fund from the Adviser.

6. SUBSEQUENT EVENT - DISTRIBUTIONS TO COMMON SHAREHOLDERS
The Fund declared a dividend distribution of $.1030 per Common share from its net investment income which was paid on December 2, 2002, to shareholders of record on November 15, 2002.

Financial
           HIGHLIGHTS (Unaudited)

                                    Financial
                                            HIGHLIGHTS (Unaudited)

       Selected data for a Common share outstanding throughout each period:


                                                         Investment Operations                          Less Distributions
                                     -----------------------------------------------------------  ------------------------------


                                                           Distributions  Distributions
                                                                from Net           from                 Net
                         Beginning                     Net    Investment         Capital          Investment    Capital
                            Common               Realized/     Income to        Gains to           Income to   Gains to
                             Share         Net  Unrealized FundPreferred   FundPreferred              Common     Common
                         Net Asset  Investment  Investment        Share-          Share-              Share-     Share-
                             Value      Income Gain (Loss)      holders+        holders+   Total     holders    holders   Total
------------------------------------------------------------------------------------------------------------------------------------

Year Ended 7/31:
2003(b)                     $14.12        $.30       $(.92)       $(.02)             $--   $(.64)      $(.31)       $--   $(.31)
2002(a)                      14.33         .06        (.25)          --               --    (.19)         --         --      --
====================================================================================================================================



                                                                             Total Returns
                                                                          ---------------------

                                                                                         Based
                                                 Ending                                     on
                                                 Common                     Based       Common
                                                  Share      Ending            on       Share
                                   Offering   Net Asset      Market        Market    Net Asset
                                      Costs       Value       Value       Value**      Value**
------------------------------------------------------------------------------------------------------------------------------------

Year Ended 7/31:
2003(b)                              $(.14)      $13.03    $14.97            .90%       (5.61)%
2002(a)                               (.02)       14.12     15.00           1.00        (1.47)
====================================================================================================================================




                                                       Ratios/Supplemental Data
                                 ---------------------------------------------------------------------------------------
                                              Before Credit/Reimbursement     After Credit/Reimbursement***
                                             ----------------------------    ------------------------------
                                                             Ratio of Net                    Ratio of Net
                                                 Ratio of      Investment      Ratio of        Investment
                                                 Expenses       Income to      Expenses         Income to
                                     Ending    to Average         Average    to Average           Average
                                 Net Assets    Net Assets      Net Assets    Net Assets        Net Assets
                                 Applicable    Applicable      Applicable    Applicable        Applicable      Portfolio
                                  to Common     to Common       to Common     to Common         to Common       Turnover
                                Shares (000)       Shares++        Shares++      Shares++          Shares++         Rate
------------------------------------------------------------------------------------------------------------------------------------

Year Ended 7/31:
2003(b)                            $837,331          1.90%*          8.31%*        1.46%*            8.76%*           14%
2002(a)                             880,006           .96*           4.51*          .64*             4.83*             1
====================================================================================================================================



                                  FundPreferred Shares at End of Period
                                  -------------------------------------
                                   Aggregate   Liquidation
                                      Amount    and Market      Asset
                                 Outstanding         Value   Coverage
                                        (000)    Per Share  Per Share
------------------------------------------------------------------------

Year Ended 7/31:
2003(b)                             $440,000       $25,000    $72,576
2002(a)                                   --            --         --
========================================================================



*    Annualized.
** Total Investment Return on Market Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in stock price per share. Total Return on Common Share Net Asset Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in Common share net asset value per share. Total returns are not annualized.
***  After custodian fee credit and expense reimbursement, where applicable.
+    The amounts shown are based on Common share equivalents.
++ Ratios do not reflect the effect of dividend payments to FundPreferred shareholders; income ratios reflect income earned on assets attributable to FundPreferred shares. Each Ratio of Expenses to Average Net Assets Applicable to Common Shares and each Ratio of Net Investment Income to Average Net Assets Applicable to Common Shares includes the effect of the interest expense paid on interest rate swap transactions as follows:

                      Ratio of
                      Interest
                       Expense
                    to Average
                    Net Assets
                 Applicable to
                 Common Shares
                 -------------
2003(b)                  .52%*
2002(a)                   --
(a) For the period June 25, 2002 (commencement of operations) through July 31, 2002.
(b)  For the three months ended October 31, 2002.

                                 See accompanying notes to financial statements.